Segment Reporting (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 segments	Dec. 31, 2025 USD ($) segments	Dec. 31, 2024 USD ($)
Segment Reporting [Line Items]
Number of reportable segments (in segments) | segments	3	3
Segment Reporting, Expense Information Used by CODM, Description		The revenues, significant expense categories and amounts align with the segment-level information that is regularly provided to the Company’s chief operating decision maker (“CODM”), which is the Company’s CEO, Dr. Michael Dent.
Segment Reporting, Expense Information Used by CODM, Type [Extensible Enumeration]		CEO
Digital Healthcare Division [Member]
Segment Reporting [Line Items]
Intercompany sales		$ 0	$ 1,116
Medical Distribution Segment [Member]
Segment Reporting [Line Items]
Intercompany sales		$ 0	$ 238